Earnings Per Ordinary Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Ordinary Share [Abstract]
Net income attributable to Ordinary Shares	$ 7	$ 3	$ 5,378
Weighted average number of Ordinary Shares outstanding used in basic earnings per Ordinary Share calculation	30,040,000	29,849,000	29,557,000
Add assumed exercise of outstanding dilutive potential Ordinary Shares	54,000	164,000	452,000
Weighted average number of Ordinary Shares outstanding used in diluted earnings per Ordinary Share calculation	30,094,000	30,013,000	30,009,000
Basic income per Ordinary Share	$ 0.00	$ 0.00	$ 0.18
Diluted income per Ordinary Share	$ 0.00	$ 0.00	$ 0.18
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	526	976	1,082